Business Combination Under Common Control - Summary of Cash Generated by Acquisition of Subsidiaries (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Disclosure Of Cash Generated By Acquisition Of Subsidiaries [line items]
Other capital adjustments	$ (403,406,965)	$ (435,241,562)
Subsidiaries [member]
Disclosure Of Cash Generated By Acquisition Of Subsidiaries [line items]
Consideration paid in cash	0
Less: Cash and cash equivalents acquired	207,927,790
Net cash received from acquisition of subsidiaries	207,927,790
Consideration (Note 31)	518,091,291
Plus: Previous equity interest	250,845,790
Plus: Non-controlling interest	351,172,141
Less: Net assets at book value	(716,702,257)
Other capital adjustments	$ 403,406,965